INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued warranty costs	$ 8,699	$ 8,326
Bad debt allowance	3,218	10,324
Inventory write-down	3,121	1,128
Future deductible expenses	24,454	20,731
Depreciation and impairment difference of property, plant and equipment and solar power systems	30,138	23,380
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	406	496
Government subsidies	16,461	8,927
Net operating losses carry-forward	85,850	112,710
Unrealized foreign exchange loss and capital loss	1,221	7,064
Interest limitation	1,956	2,767
Others	30,958	26,415
Total deferred tax assets, gross	206,482	222,268
Valuation allowance	(50,118)	(70,627)
Total deferred tax assets, net of valuation allowance	156,364	151,641
Deferred tax liabilities:
Derivative assets	996	217
Depreciation difference of property, plant and equipment	17,027	18,789
Insurance recoverable	785	15,771
Unrealized foreign exchange gain	10,746	10,984
Others	5,234	8,380
Total deferred tax liabilities	34,788	54,141
Analysis as:
Deferred tax assets	170,656	153,963
Deferred tax liabilities	(49,080)	(56,463)
Net deferred tax assets	121,576	97,500
Accumulated net operating losses	567,049
Accumulated net operating losses subject to expiration between 2021 and 2040	466,507
Tax effect of valuation allowance on net operating losses, CARES Act	15,227
Allowance
Deferred tax assets:
Valuation allowance	$ (50,118)	$ (70,627)	$ (76,522)	$ (65,399)